Financial Risk Management - Capital Risk Management, Net Debt (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Repayments of borrowings, classified as financing activities	R 13,993	R 50	R 4,047
Cash and cash equivalents	8,624	13,101	R 4,693	R 2,867
Borrowings	(9,476)	(1,953)
Net cash/(debt)	R (852)	R 11,148